Taxes (Details) - Schedule of Taxes Payable - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 263,131	$ 170,887
Value added tax payable	1,627	52,474
Other taxes payable	6,665	24,729
Total taxes payable	$ 271,423	$ 248,090